Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of the Assets Acquired, and the Associated Consideration

All figures in £ millions	2023 Total	2022 Total	2021 Total

Intangible assets	117	110	27

Deferred tax asset	–	8	11

Trade and other receivables	8	8	2

Cash and cash equivalents	4	13	4

Trade and other liabilities	(7)	(26)	(5)

Deferred tax liabilities	(31)	(22)	(6)
Net assets acquired	91	91	33

Goodwill	61	204	43

Total	152	295	76

Satisfied by:

Cash consideration	152	223	54

Contingent or deferred consideration	–	41	16

Fair value of existing investment	–	31	6

Total consideration	152	295	76

Schedule of Cash Flow on Acquisitions
The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries relate to deferred payments for prior year acquisitions.

All figures in £ millions	2023 Total	2022 Total	2021 Total

Cash flow on acquisitions

Cash – current year acquisitions	(152)	(223)	(54)

Cash and cash equivalents acquired	4	13	4

Deferred payments for prior year acquisitions and other items	(23)	(18)	(5)

Net cash outflow	(171)	(228)	(55)